JNL/Mellon Capital COMMUNICATIONS SECTOR FUND
Prospectus [Line Items]
Expense Narrative [Text Block]
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/Mellon Capital COMMUNICATIONS SECTOR FUND		JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)
Management Fee		0.32%	0.32%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses		0.68%	0.48%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and have been restated to reflect current fees.

Expense Example Narrative [Text Block]
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Expense Example, With Redemption [Table]
Expense Example JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	69	218	379	847
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)	49	154	269	604

Strategy [Heading]
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Strategy Narrative [Text Block]
Principle Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:
Risk Narrative [Text Block]
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance Narrative [Text Block]	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:
Performance Table Narrative
Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.